DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	3 Months Ended
Mar. 31, 2013
Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivative instrument disclosure
The fair value of derivative instruments consists of:
		Fair value
	Reported under	March 31, 2013	December 31, 2012

		U.S. $ in millions
Asset derivatives, comprising interest rate and cross-currency swap agreements, designated as hedging instruments	Other non-current assets	$11	$4

Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	$20	$20

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	$(83)	$(109)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	$(38)	$(29)